Per share amounts (Tables)	12 Months Ended
Dec. 31, 2020
Per Share Amounts [Abstract]
Schedule of Earnings Per Share computation per common share

	2020	2019

Basic earnings (loss) per share computation

Net earnings (loss) attributable to equity holders	$(53,169)	$74,000

Weighted average common shares outstanding	395,829	395,797

Basic earnings (loss) per common share	$(0.13)	$0.19

Diluted earnings (loss) per share computation

Net earnings (loss) attributable to equity holders	$(53,169)	$74,000

Weighted average common shares outstanding	395,829	395,797
Dilutive effect of stock options	214	258

Weighted average common shares outstanding, assuming dilution	396,043	396,055

Diluted earnings (loss) per common share	$(0.13)	$0.19